Discontinuing Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Results of Consolidated Discontinued Operations

Summarized results of the Company’s unaudited condensed consolidated discontinuing operations are as follows for the three and six months ended June 30, 2020 and 2019 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Revenue	$—	$4,621	$—	$9,638
Cost of revenues	—	3,465	—	7,100
Gross profit	—	1,156	—	2,538
Operating expenses:
Research and development	—	436	—	890
General and administrative	(31)	1,983	(31)	3,510
Sales and marketing	—	590	—	1,513
Transaction costs	—	402	—	651
Total operating expenses	(31)	3,411	(31)	6,564
Income (loss) from discontinuing operations	31	(2,255)	31	(4,026)
Other income (expense):
Interest expense	—	(1,063)	—	(2,173)
Other	35	—	43	—
Total other income (expense)	35	(1,063)	43	(2,173)
Net income (loss) from discontinuing operations	$66	$(3,318)	$74	$(6,199)

Unaudited condensed consolidated carrying amounts of major classes of assets and liabilities from discontinuing operations were as follows as of June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020	December 31, 2019
Current assets of discontinuing operations:
Accounts receivable, net of allowance for doubtful accounts of $4,518 in 2020; $4,536 in 2019	$—	$71

Current assets of discontinuing operations	$—	$71

Current liabilities of discontinuing operations
Accounts payable and accrued expenses	$611	$1,137
Due to Interpace Biosciences, Inc.	—	92
Current liabilities of discontinuing operations	$611	$1,229

Cash flows used in operating activities of discontinuing operations consisted of the following for the six-months ended June 30, 2020 and 2019 (in thousands):

	Six Months Ended June 30,
	2020	2019
Income (loss) from discontinuing operations	$74	$(6,199)

Adjustments to reconcile income (loss) from discontinuing operations to net cash used in operating activities, discontinuing operations
Depreciation	—	496
Amortization	—	11
Provision for bad debts	(42)	25
Accounts payable settlements	(43)	—
Stock-based compensation	(8)	74
Amortization of operating lease right-of-use assets	—	345
Amortization of discount of debt and debt issuance costs	—	602
Loss on extinguishment of debt	—	328
Interest added to Convertible Note	—	343
Change in working capital components:
Accounts receivable	113	86
Other current assets	—	166
Other non-current assets	—	(55)
Accounts payable, accrued expenses and deferred revenue	(483)	(680)
Obligations under operating leases	—	(369)
Due to Interpace Biosciences, Inc.	(92)	—
Net cash used in operating activities, discontinuing operations	$(481)	$(4,827)

Summarized results of the Company’s consolidated discontinuing operations are as follows for the years ended December 31, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2019	2018
Revenue	$10,066	$22,538
Cost of revenues	7,554	15,634
Gross profit	2,512	6,904
Operating expenses:
Research and development	937	2,334
General and administrative	4,675	12,468
Sales and marketing	1,527	4,071
Restructuring costs	194	2,320
Transaction costs	560	—
Impairment of patents and other intangible assets	601	—
Total operating expenses	8,494	21,193
Loss from discontinuing operations	(5,982)	(14,289)
Other income (expense):
Interest expense	(2,211)	(1,801)
Gain on disposal of Clinical Business	1,222	—
Gain on disposal of BioPharma Business	7,148	—
Loss on disposal of BioServe	—	(78)
Total other income (expense)	6,159	(1,879)
Net income (loss) from discontinuing operations	$177	$(16,168)

Consolidated carrying amounts of major classes of assets and liabilities from discontinuing operations were as follows as of December 31, 2019 and 2018 (in thousands):

	2019	2018
Current assets of discontinuing operations:
Accounts receivable, net of allowance for doubtful accounts of $4,536 in 2019; $3,462 in 2018	$71	$6,261
Other current assets	—	1,542
Fixed assets, net of accumulated depreciation	—	3,498
Patents and other intangible assets, net of accumulated amortization	—	655
Goodwill	—	11,294
Current assets of discontinuing operations	$71	$23,250

Current liabilities of discontinuing operations
Accounts payable and accrued expenses	$1,137	$8,470
Due to Interpace Biosciences, Inc.	92	—
Obligations under finance leases	—	610
Deferred revenue	—	1,337
Line of credit	—	2,621
Term note	—	6,000
Deferred rent payable and other	—	151
Current liabilities of discontinuing operations	$1,229	$19,189

Cash flows used in discontinuing operations consisted of the following for the years ended December 31, 2019 and 2018 (in thousands):

	Years Ended December 31,
	2019	2018
Income (loss) from discontinuing operations	$177	$(16,168)

Adjustments to reconcile income (loss) from discontinuing operations to net cash used in operating activities, discontinuing operations
Depreciation	542	1,292
Amortization	613	21
Provision for bad debts	1,074	2,514
Stock-based compensation	107	391
Amortization of operating lease right-of-use assets	358	—
Amortization of discount of debt and debt issuance costs	601	291
Interest added to Convertible Note	343	—
Loss on disposal of fixed assets and sale of India subsidiary	—	204
Loss on extinguishment of debt	328	—
Gain on disposal of Clinical business	(1,222)	—
Gain on disposal of BioPharma business	(7,148)	—
Change in working capital components:
Accounts receivable	845	745
Other current assets	398	417
Other non-current assets	2	50
Accounts payable, accrued expenses and deferred revenue	(2,163)	886
Obligations under operating leases	(217)	—
Deferred rent payable and other	(151)	6
Due to IDXG	92	—
Net cash used in operating activities, discontinuing operations	$(5,421)	$(9,351)